S000001463 [Member] N-1A Cover	Jun. 30, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	MERIDIAN FUND INC
Entity Central Index Key	0000745467
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Prospectus Date	Oct. 31, 2026